INTANGIBLE ASSETS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets	$ 1,548,748	$ 1,549,497	$ 1,550,996